DEBT - 2024 Convertible Notes (Details)		12 Months Ended
	Jun. 10, 2024 USD ($) D $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
DEBT
Residual amount allocated to equity		$ 45,999,000
Transaction costs allocated to equity		1,730,000
Deferred tax liabilities		201,250,000	$ 215,782,000
Deferred tax assets		56,984,000	$ 55,927,000
2024 Convertible Notes
DEBT
Gross proceeds	$ 172,500,000	172,500,000
Transaction costs	$ 6,500,000	6,488,000
Interest rate	3.75%
Conversion rate	151.722
Debt instrument principal amount	$ 1,000
Conversion price | $ / shares	$ 6.591
Trading days | D	20
Consecutive trading days | D	30
Percentage of stock price trigger	130.00%
Redemption price percentage	100.00%
Cash purchase price percentage	100.00%
Amount of convertible liability component	$ 4,800,000
Transaction costs allocated to liability component	$ 126,500,000
Convertible notes, discount rate	11.00%
Residual amount allocated to equity	$ 46,000,000	45,999,000
Transaction costs allocated to equity	1,700,000	$ 1,730,000
Deferred tax liabilities	12,000,000
Deferred tax assets	12,000,000
Net of transaction costs	$ 121,700,000
Effective interest rate	12.10%